ADDITIONAL SEGMENT INFORMATION (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	$ 64,135	$ 42,103
Total liabilities	77,750	20,654
Matawinie Mine Project Expenses
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	39,597	18,032
Total liabilities	8,022	7,570
Battery Material Plant Project Expenses
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	21,289	18,886
Total liabilities	3,808	6,320
Corporate
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	3,249	5,185
Total liabilities	$ 65,920	$ 6,764